Commodity Derivative Instruments - Summary of Contracts (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 MMBTU Counterparty $ / MMBTU $ / bbl bbl	Dec. 31, 2015 $ / MMBTU $ / bbl MMBTU Counterparty bbl
Commodity derivative contracts
Number of counterparties | Counterparty	6	6
Crude | Swaps, 2016
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	525,000	250,000
Weighted average fixed price, Swaps (in dollars per unit)	38.70	51.63
Crude | Swaps, 2017
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	1,950,000
Weighted average fixed price, Swaps (in dollars per unit)	43.91
Crude | Collars, 2016
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl		2,574,150
Crude | Collars, 2016 | Sold
Summary of commodity derivative contracts
Weighted average call price (in dollars per barrel)		67.84
Crude | Collars, 2016 | Purchased
Summary of commodity derivative contracts
Weighted average put price (in dollars per barrel)		57.01
Crude | Three-Way Collars, 2016
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl		1,650,000
Crude | Three-Way Collars, 2016 | Sold
Summary of commodity derivative contracts
Weighted average call price (in dollars per barrel)		58.19
Weighted average put price (in dollars per barrel)		45.00
Crude | Three-Way Collars, 2016 | Purchased
Summary of commodity derivative contracts
Weighted average put price (in dollars per barrel)		53.25
Crude | Enhanced Swaps, 2016
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl		700,000
Weighted average fixed price, Swaps (in dollars per unit)		55.28
Crude | Enhanced Swaps, 2016 | Sold
Summary of commodity derivative contracts
Weighted average put price (in dollars per barrel)		44.36
Crude | Puts, 2016 | Sold
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	750,000
Crude | Puts, 2016 | Purchased
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	1,125,000	300,000
Weighted average put price (in dollars per barrel)	51.44	40.00
Crude | Puts, 2017 | Sold
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	3,800,000
Crude | Puts, 2017 | Purchased
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	4,000,000
Weighted average put price (in dollars per barrel)	46.15
Natural Gas | Swaps, 2016
Summary of commodity derivative contracts
Notional volume (in MMBtu) | MMBTU	3,315,000	13,357,278
Weighted average fixed price, Swaps (in dollars per unit) | $ / MMBTU	3.09
Weighted average fixed price ($/MMBtu) | $ / MMBTU		3.13
Natural Gas | Swaps, 2017
Summary of commodity derivative contracts
Notional volume (in MMBtu) | MMBTU	20,620,000	13,320,000
Weighted average fixed price, Swaps (in dollars per unit) | $ / MMBTU	3.02
Weighted average fixed price ($/MMBtu) | $ / MMBTU		3.01